SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Impairment of Long-lived Assets, Goodwill, Revenue Recognition and Cost of Revenues - Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012
Impairment of long-lived assets
Impairment charge against long-lived assets	$ 0	$ 0
Impairment charge against intangible assets	0	0	36,449,082
Goodwill
Impairment charge against goodwill			142,365,329
Revenue recognition
Revenues contributed by barter transactions as a percentage of the Group's total revenues	0.90%	2.00%	0.30%
Number of criteria which are required to be met for recognition of revenues from sales of media display equipment	4
Value-added tax incurred	1,394,621	1,624,055	926,464
Cost of revenues
Business taxes and surcharges included in advertising services cost	$ 1,301,940	$ 1,209,283	$ 3,392,558